Commitments and Contingencies - Additional Information (Details) $ in Thousands, $ / vessels in Millions		1 Months Ended				12 Months Ended
	Apr. 01, 2025 USD ($)	Dec. 31, 2025 USD ($) vessel $ / vessels	Jul. 31, 2025 USD ($)	Apr. 30, 2024 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2025 vessel contract $ / vessels	Jan. 31, 2027	Jul. 17, 2025 $ / vessels	Nov. 21, 2024 vessel	Aug. 20, 2024 vessel
Lessee, Lease, Description [Line Items]
Number of vessels to build | vessel									2	2
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessels		102.9				102.9
London
Lessee, Lease, Description [Line Items]
Operating lease, term					10 years
Break option, advance notice period					12 months
Operating lease, annual gross rent					$ 1,200
London | Forecast
Lessee, Lease, Description [Line Items]
Operating lease, term							5 years
Gdynia, Poland
Lessee, Lease, Description [Line Items]
Operating lease, term				5 years
Operating lease, annual gross rent				$ 100
Copenhagen
Lessee, Lease, Description [Line Items]
Operating lease, term		6 months				6 months
Operating lease, monthly gross rent		$ 15
Houston
Lessee, Lease, Description [Line Items]
Operating lease, term	43 months
Operating lease, annual gross rent	$ 41
Manila, Philippines
Lessee, Lease, Description [Line Items]
Operating lease, annual gross rent			$ 100
Four Newbuild Vessels
Lessee, Lease, Description [Line Items]
Number of contracts entered into | contract						4
Number of vessels to build | vessel		4				4
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessels		102.9				102.9
Ammonia Newbuild Vessels
Lessee, Lease, Description [Line Items]
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessels		87.0				87.0		87.0